Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
December 31, 2025	$ 10,435
December 31, 2026	9,887
December 31, 2027	9,887
December 31, 2028	9,914
December 31, 2029	8,385
December 31, 2030	923
Below Market Lease, Net, Total	$ 49,431	$ 5,662	$ 14,218